UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas  75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2006





























Item 1.  Report to Shareholders.

STOCK DIVIDEND FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2006



Stock Dividend Fund, Inc.
8150 N. central Expressway #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Stock Dividend Fund, Inc.,

The Fund ended the first six months of 2006 with a Net Asset Value per share of $21.88, up from a Net Asset Value per share of $21.05 at the beginning of the year. Total Net Assets were $2,654,210 at the beginning of the year and $3,574,990 as of June 30, 2006.

For the period December 31, 2005 through June 30, 2006 the Fund's total return was 3.94% versus the S&P 500 of 2.73%.

We look forward to completing another year with excellent absolute and relative returns utilizing our value strategy.


Sincerely,



Laura S. Adams
President












STOCK DIVIDEND FUND, INC.
EXPENSES
JUNE 30, 2006

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2005 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2005
           December 31, 2005       June 30, 2006      to  June 30, 2006
           -----------------       -------------      -----------------

Actual              $  1,000          $ 1,039.42               $   4.30

Hypothetical**      $  1,000          $ 1,020.58               $   4.26

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


STOCK DIVIDEND FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2006


ASSETS
   Investment securities, at
          fair value(cost $3,438,234)        $  3,554,420
   Cash                                            10,479
   Dividends Earned		                   12,430
   Accrued Interest                                     3
                                              -----------
              Total assets                      3,577,332
                                              -----------

LABILITIES
   Advisory fees payable                            2,343
                                              -----------
              Total liabilities                     2,343
                                              -----------

NET ASSETS -
 (Equivalent to $21.88 per
  share based on 163,393 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $  3,574,990

============

NET ASSETS CONSIST OF:
  Common stock				         $        163
  Paid-in capital                               3,383,299
  Net unrealized appreciation
   of investments                                 116,196
  Undistributed net investment income              45,517
  Undistributed net realized gain on
   investments                                     29,815
------------
Net assets                                   $  3,574,990
                                             ============















See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS - 99.42%

Capital Goods - 17.39%
   Dow                                       4001       $    156,159
   Caterpiller                               1160             86,397
   Eastman Chemical                          2649            143,046
   Paccar                                    1635            134,691
   PPG Industries                            1539            101,574
                                                            --------
                                                             621,867
Consumer Discretionary - 10.69%				--------
   Polaris                                   2855            123,622
   Supervalue                                2700             82,890
   Masco                                     2958             87,675
   Whirlpool                                 1065             88,022
                                                            --------
                                                             382,209
Consumer Staples - 21.09%				--------
   Deluxe Corp                               6724            117,536
   Altria                                    1075             78,937
   Gannett                                   2050            114,657
   H&R Block                                 2298             54,830
   U.S. Tobacco                              4120            186,183
   Universal Corp                            5426            201,956
                                                            --------
                                                            754,098
Energy - 8.35%						--------
   Conoco/Phillips                           1373             89,973
   Chevron Texaco                             981             60,881
   Petro China                               1366            147,487
                                                            --------
                                                            298,341
Financial - 12.02%					--------
   Bank of America                           2090            100,529
   First Horizon                             1672             67,214
   J.P. Morgan                               1920             80,640
   Washington Mutual                         1703             77,623
   XL Corp                                   1685            103,291
                                                            --------
                                                             429,297


- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Healthcare/Pharmaceutical - 7.07%
   Pfizer                                    5196       $    121,950
   Merck                                     3592            130,857
                                                            --------
                                                             252,807
							--------
Technology/Telecommunications - 12.20%
   New Zealand Telecom                       7825            155,639
   Telefonos de Mexico                       4400             91,652
   Verizon                                   5641            188,917
                                                            --------
                                                             436,208
                                                            --------
Utilities - 10.62%
   DTE Energy                                2499            101,809
   Texas Utilities                           4646            277,784
                                                            --------
                                                             379,594
                                                            --------

   Total common stocks (cost $3,438,224)                   3,554,420
							--------
SHORT-TERM INVESTMENTS - 0.29%
   Schwab Value Advantage Money Fund
Bears interest at 4.5%	(cost $10,479)                  10,479
                                                            --------

   Total short-term investments (cost $10,479 )               10,479
                                                            --------

Total investment securities - 99.72% (cost$3,448,703)      3,564,899

Other assets less liabilities - 0.28%                         10,091
                                                            --------

Net assets - 100.00%                                   $   3,574,990
                                                        ============







See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2006



INVESTMENT INCOME:
   Dividends                                             $     56,970
   Interest                                                     1,263
   Accrued Interest                                                 3
                                                         ------------
          Total investment income                              58,236

EXPENSES -
   Advisory fees                                               12,715
                                                                 ----

          Net investment income                                45,521
   ------------

GAINS ON INVESTMENTS -
   Net realized gain on investments                            29,815
   Net change in unrealized appreciation of securities         36,139
                                                         ------------
         Net realized and unrealized gain on investments       65,954
------------

   Net increase in net assets resulting from operations  $    111,475
                                                         ============



























See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2006   Dec. 31, 2005

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $    45,521    $     45,490
   Net realized gain on investments              29,815          13,959
   Net change in unrealized appreciation
of securities  			             36,139          76,853
          				-----------    ------------
      Net increase in net assets
  resulting from operations               111,475         136,302


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income & realized gains             0        (59,449)
                                            -----------    ------------
         Total Distributions                          0        (59,449)

CAPITAL SHARE TRANSACTIONS                      809,299       2,073,343
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                    920,774       2,150,196

NET ASSETS, beginning of period               2,654,210         504,014
                                            -----------    ------------

NET ASSETS, end of period                     3,574,990    $  2,654,210
                                            ===========    ============
























See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                            (Unaudited)
                            6 Mo. Ended  Year ended    Year Ended
                            6/30/06      12/31/05      12/31/04 (a)
                            --------     --------      --------
Net asset value,
  beginning of period       $ 21.05      $ 20.19       $ 20.08
                            --------     --------      --------
Income from investment
operations:
  Net investment income        0.34         0.48           .03
  Net realized and unrealized
  gains(losses) on investments 0.49         0.86           .11

                            --------     --------      --------
Total income from
  investment operations		 0.83	        1.34	     .14

Less distributions from:
  net investment income        0.00        (0.37)        (0.03)
  net realized gains           0.00        (0.11)        (0.00)
                            --------     --------      --------

Net asset value,
  end of period             $ 21.88      $ 21.05       $ 20.19
                            ========     ========      ========

Total Return                   3.94%        6.65%         0.68%(d)

Net assets, end of period
   (000's omitted)          $ 3,574      $ 2,654       $   504

Ratio of expenses to average
   net assets (b) (c)          0.82%        0.85%         1.25%(a)

Ratio of net investment income to
   average assets (b)          2.93%        2.60%        11.73%

Portfolio turnover
   rate (annualized)           10.0%       32.85%         0.00%


(a) Represents the period from December 27, 2004 (date investment operations commenced) through December 31, 2004.
(b) Per share data has been annualized for period ending 6/30/06.
(c) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV). On 1/1/05, the expenses were reduced from 1.25% to 0.85% annually.
(d) Total return for 2004 (4 days) is not annualized.


See accompanying notes to these financial statements.

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 06, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The Fund had no operations until June 11, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2004. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.




STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2006, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                          Period from
         December 31, 2005
                     through June 30, 2006
                       -------------------
                       Shares       Amount
Shares sold            37,314   $  809,299
Shares issued in
  reinvestment of
  dividends	              0            0
                       ------     --------
Net increase 		   37,314      809,299

Beginning of period   126,079    2,574,153
                       ------     --------
End of period         163,393   $3,383,452
				   ======	  ========
4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $1,061,743 and $152,058, respectively, for the period ended June 30, 2006.
The aggregate cost of investment securities for federal income tax purposes was $3,438,234 as of June 30, 2006.


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2005 a distribution of $0.48 per share aggregating $59,449 was paid to the shareholders of record on that date from net investment income. There have been no distributions in 2006 as of June 30, 2006.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.



Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private investor       Alpha Hedge
Age 47                             since 2000, Tech Co.   Fund, Index
                                   Manager prior          Plus Fund,
                                                          Small Cap
                                                          Value Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Alpha Hedge
Age 41                             Wealth Mgmt, Self Emp  Fund, Index
                                   Tax Consultant prior   Plus Fund,
                                                          Small Cap
                                                          Value Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Index
Age 42                                                    Plus Fund,
                                                          Small Cap
                                                          Value Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 45              President      Asset Advisors and     Fund, Index
                    Secretary      Index Plus Fund 2001,  Plus Fund,
                    Treasurer      Private Investor       Small Cap
                                   Prior                  Value Fund









































Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


Item 12.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/17/06